INVESTMENTS IN AND ADVANCES TO AFFILIATES (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Amount pledged as collateral	¥ 1,489	¥ 4,112
Kagoshima Mega Solar Power
Schedule of Equity Method Investments [Line Items]
Amount pledged as collateral	1,708
Loans secured by collateral	¥ 20,870